Long Term Prepayments And Other Non-Current Assets	6 Months Ended
Jun. 30, 2025
Long Term Prepayments And Other Non-Current Assets [Abstract]
LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 7 – LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

		As of June 30, 2025	As of December 31, 2024
Prepayment for equipment	(1)	$4,449,831	$1,165,608
Finance lease deposit		173,795	636,362
Prepayment for long-term loan acquisition costs	(2)	-	1,237,215
Total		$4,623,626	$3,039,185

(1)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of June 30, 2025 and December 31, 2024, respectively.

(2)	CCB and Sunrise Guizhou entered into a long-term loan agreement on January 9, 2025 to finance the construction of Sunrise Guizhou’s additional manufacturing facilities. See Note 16.